Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long Term Debt [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following as of the dates presented:

	June 30, 2023	December 31, 2022
Total long-term debt	$10,265,000	$14,607,000
Less: Current portion	(7,770,543)	(13,200,000)
Noncurrent portion	$2,494,457	$1,407,000
Long-term debt consisted of the following:
	As of December 31,
	2022	2021
Senior Convertible Notes (at fair value)	$14,607,000	$17,305,000
Less: current maturities	(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$1,407,000	$4,105,000

Schedule of Maturities of Outstanding Long-Term Debt Obligations	Maturities of our debt as of December 31, 2022 are presented below.
Year ending December 31:
2023	$13,200,000
2024	1,462,727
Aggregate maturities due	14,662,727
Original issue discount	(2,000,000)
Cumulative unrealized change in fair value	1,944,273
Total debt outstanding at fair value	$14,607,000